ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 21, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2017	Sep. 27, 2013
State or country of incorporation				Nevada		Nevada
Date of incorporation				Jul. 21, 2009		Jul. 21, 2009
Reverse stock split, description	the Company effected a one-for-ten (1:10) reverse stock split whereby the Company decreased, by a ratio of one-for-ten (1:10) the number of issued and outstanding shares of Common Stock.
Revenues		$ 8,856,888	$ 6,112,531	$ 20,822,317	$ 10,228,447	$ 30,013,378	$ 6,755,436
Cost of revenue		8,154,554	5,632,433	19,509,987	9,384,657	28,057,111	6,154,396
Net loss		782,389	$ (839,616)	(2,273,413)	(2,873,350)	(6,209,768)	(601,002)
Working capital deficit		(2,497,796)		(2,497,796)		(4,192,984)
Accumulated deficit		$ (9,485,400)		$ (9,485,400)		(7,211,987)	(1,002,219)
Cash equivalents						290,857	693,570
Value added tax receivable						$ 961,220	398,126
Description for periodic inventory system maintenance				A periodic inventory system is maintained by 100% count.		A periodic inventory system is maintained by 100% count.
Depreciation expense				$ 11,859	7,062	$ 17,370	9,448
Intangible asset, useful life				5 years		5 years
Amortization of intangible assets				$ 4,276	3,970	$ 8,533	0
Impairment of goodwill					$ 1,949,884	$ 1,949,884
Impairment of goodwill, percent				100.00%	100.00%	100.00%
Amplerissimo Ltd [Member]
Equity ownership percentage									100.00%
Stock Purchase Agreement [Member] | Decahedron Ltd [Member]
Common stock shares reserved								170,000
United States [Member]
Cash equivalents						$ 65,613	3,143
Cyprus, Greece, And Bulgaria [Member]
Cash equivalents						398,841	$ 19,876
United Kingdom [Member]
Cash equivalents						$ 27,542
Cyprus [Member]
Income tax rate				12.50%		12.50%
Greece [Member]
Income tax rate				29.00%		29.00%
United Kingdom of England [Member]
Income tax rate				20.00%		20.00%